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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 28-06538
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9000
         -----------------------------------------------

Signature, Place, and Date of Signing:

       /s/ James J. Finnegan          Boston, Massachuetts   May 15, 2008
   -------------------------------    --------------------   ------------
             [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-01190                    Frank Russell Company
       ---------------          -----------------------------------
    28-04037                    Pioneer Investment Management, Inc.
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         4
                                        --------------------

Form 13F Information Table Entry Total:                   68
                                        --------------------

Form 13F Information Table Value Total:            4,158,296
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number        Name

    1          28-06536                   AEW Capital Management, Inc.
    ------        ----------------        -------------------------------------
    2          28-10256                   AEW Management and Advisors, L.P.
    ------        ----------------        -------------------------------------
    3          28-10257                   AEW Investment Group, Inc.
    ------        ----------------        -------------------------------------
    4          28-06808                   Natixis Global Asset Management, L.P.
    ------        ----------------        -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    3/31/2008

                                                                                                              VOTING AUTHORITY
                                                VALUE      SH or    SH/ PUT/   INVESTMENT     OTHER     ----------------------------
   NAME OF ISSUER    TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN Call   DISCRETION    MANAGERS      SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E.
 Equities            COM            015271109    40,890     441,000 SH       Shared-Defined 01 02 03 04    204,000    -      237,000
AMB Property Corp    COM            00163T109   156,644   2,878,420 SH       Shared-Defined 01 02 03 04  1,957,720    -      920,700
American Campus
 Communities         COM            024835100     5,226     191,000 SH       Shared-Defined 01 02 03 04    182,500    -        8,500
Apartment Invt &
 Mgmt                COM            03748R101    47,175   1,317,364 SH       Shared-Defined 01 02 03 04  1,066,272    -      251,092
Ashford Hospitality
 Trust               COM            044103109    13,571   2,389,300 SH       Shared-Defined 01 02 03 04  1,960,600    -      428,700
Avalon Bay
 Communities         COM            053484101   178,702   1,851,450 SH       Shared-Defined 01 02 03 04  1,364,250    -      487,200
Biomed Realty Trust
 Inc.                COM            09063H107    37,553   1,571,900 SH       Shared-Defined 01 02 03 04  1,353,100    -      218,800
Boston Properties
 Inc.                COM            101121101   270,442   2,937,350 SH       Shared-Defined 01 02 03 04  2,138,450    -      798,900
Brandywine Realty
 Trust               COM            105368203    55,018   3,244,000 SH       Shared-Defined 01 02 03 04  2,424,000    -      820,000
Brookfield
 Properties          COM            112900105   133,875   6,932,950 SH       Shared-Defined 01 02 03 04  4,948,250    -    1,984,700
Camden Property
 Trust               COM            133131102   116,328   2,317,300 SH       Shared-Defined 01 02 03 04  1,752,100           565,200
CBL & Assoc.
 Properties          COM            124830100     4,000     170,000 SH       Shared-Defined 01 02 03 04    170,000    -            -
Cedar Shopping
 Centers             COM            150602209    12,467   1,067,400 SH       Shared-Defined 01 02 03 04    909,400    -      158,000
Corporate Office
 Properties          COM            22002T108    46,583   1,386,000 SH       Shared-Defined 01 02 03 04  1,167,100           218,900
DCT Industrial
 Trust Inc.          COM            233153105    68,436   6,871,100 SH       Shared-Defined 01 02 03 04  5,842,500    -    1,028,600
Developers
 Diversified         COM            251591103   115,819   2,765,500 SH       Shared-Defined 01 02 03 04  2,324,900    -      440,600
Digital Realty
 Trust               COM            253868103    18,687     526,400 SH       Shared-Defined 01 02 03 04    434,100    -       92,300
Dupont Fabros
 Technology          COM            26613Q106    45,069   2,733,102 SH       Shared-Defined 01 02 03 04  1,982,402    -      750,700
Eastgroup
 Properties          COM            277276101     3,108      66,900 SH       Shared-Defined 01 02 03 04     66,900    -            -
Entertainment
 Pptys Tr            COM            29380T105     9,126     185,000 SH       Shared-Defined 01 02 03 04    185,000    -            -
Equity Residential   COM            29476L107   243,922   5,879,050 SH       Shared-Defined 01 02 03 04  4,338,150    -    1,540,900
Extra Space Storage
 Inc.                COM            30225T102    38,832   2,398,500 SH       Shared-Defined 01 02 03 04  2,040,700    -      357,800
Federal Realty Invs
 Trust               COM            313747206   164,229   2,106,850 SH       Shared-Defined 01 02 03 04  1,466,750    -      640,100
First Potomac Realty
 Trust               COM            33610F109    30,325   1,973,000 SH       Shared-Defined 01 02 03 04  1,731,000    -      242,000
General Growth
 Properties          COM            370021107    66,397   1,739,500 SH       Shared-Defined 01 02 03 04  1,469,400    -      270,100
Glimcher Realty
 Trust               COM            379302102     2,344     196,000 SH       Shared-Defined 01 02 03 04    196,000                 -
HCP Inc.             COM            40414L109    85,556   2,530,500 SH       Shared-Defined 01 02 03 04  1,674,800    -      855,700
Healthcare Realty
 Trust Inc.          COM            421946104    22,225     849,900 SH       Shared-Defined 01 02 03 04    809,900    -       40,000
Highwoods Properties COM            431284108    20,568     662,000 SH       Shared-Defined 01 02 03 04    567,300    -       94,700
Hospitality
 Properties          COM            44106M102    12,179     358,000 SH       Shared-Defined 01 02 03 04    308,800    -       49,200
Host Hotels &
 Resorts             COM            44107P104   145,416   9,134,200 SH       Shared-Defined 01 02 03 04  6,869,300    -    2,264,900
HRPT Properties
 Trust               COM            40426W101    36,575   5,434,600 SH       Shared-Defined 01 02 03 04  4,724,800    -      709,800
ISTAR Financial Inc  COM            45031U101    22,280   1,588,000 SH       Shared-Defined 01 02 03 04  1,368,100    -      219,900
Kilroy Realty Corp.  COM            49427F108    64,997   1,323,500 SH       Shared-Defined 01 02 03 04  1,144,700    -      178,800
Kimco Realty Corp.   COM            49446R109    53,624   1,369,000 SH       Shared-Defined 01 02 03 04  1,130,500    -      238,500
Kite Realty Group    COM            49803T102    11,572     826,600 SH       Shared-Defined 01 02 03 04    626,400    -      200,200
Lexington Realty
 Trust               COM            529043101     2,450     170,000 SH       Shared-Defined 01 02 03 04    170,000    -            -
Liberty Property
 Trust               COM            531172104   146,917   4,722,500 SH       Shared-Defined 01 02 03 04  3,441,200    -    1,281,300
Macerich Company
 (the)               COM            554382101   151,938   2,162,200 SH       Shared-Defined 01 02 03 04  1,580,900    -      581,300
Mack Cali Realty
 Corp                COM            554489104     6,535     183,000 SH       Shared-Defined 01 02 03 04    183,000    -            -
Mid-America
 Apartment           COM            59522J103     4,735      95,000 SH       Shared-Defined 01 02 03 04     95,000    -            -
National Retail
 Properties          COM            637417106     4,961     225,000 SH       Shared-Defined 01 02 03 04    225,000    -            -
Nationwide Health
 Properties Inc.     COM            638620104    91,999   2,725,900 SH       Shared-Defined 01 02 03 04  2,292,000    -      433,900
Omega Healthcare
 Investors           COM            681936100    54,497   3,139,200 SH       Shared-Defined 01 02 03 04  2,691,200    -      448,000
Parkway Properties
 Inc/Md              COM            70159Q104     4,971     134,500 SH       Shared-Defined 01 02 03 04    134,500    -            -
Plum Creek Timber
 Co.                 COM            729251108     8,897     218,600 SH       Shared-Defined 01 02 03 04    177,300    -       41,300
Prologis Trust       COM            743410102    86,807   1,474,800 SH       Shared-Defined 01 02 03 04  1,206,700    -      268,100
PS Business Parks
 Inc                 COM            69360J107    26,500     510,600 SH       Shared-Defined 01 02 03 04    422,300    -       88,300
Public Storage
 Inc.                COM            74460D109   234,008   2,640,578 SH       Shared-Defined 01 02 03 04  1,947,978    -      692,600
Realty Income Corp   COM            756109104    20,173     787,400 SH       Shared-Defined 01 02 03 04    753,200    -       34,200
Regency Centers
 Corp.               COM            758849103   133,819   2,066,376 SH       Shared-Defined 01 02 03 04  1,466,476    -      599,900
Senior Housing
 Properties Trust    COM            81721M109    11,850     500,000 SH       Shared-Defined 01 02 03 04    500,000    -            -
Simon Property Group COM            828806109   372,948   4,014,080 SH       Shared-Defined 01 02 03 04  2,995,880    -    1,018,200
Starwood Hotels &
 Resorts             COM            85590A401   121,933   2,356,200 SH       Shared-Defined 01 02 03 04  1,706,800    -      649,400
Tanger Factory
 Outlets             COM            875465106     3,308      86,000 SH       Shared-Defined 01 02 03 04     86,000    -            -
Taubman Centers Inc. COM            876664103    54,210   1,040,500 SH       Shared-Defined 01 02 03 04    866,900           173,600
UDR Inc.             COM            902653104    30,402   1,239,900 SH       Shared-Defined 01 02 03 04  1,069,500    -      170,400
Vornado Realty Trust COM            929042109   184,678   2,142,190 SH       Shared-Defined 01 02 03 04  1,604,990    -      537,200
Column Totals                                 4,158,296 112,847,160                                     88,516,968    -   24,330,192
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